Share Plans (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Sep. 27, 2013 Restricted stock unit awards	Sep. 28, 2012 Restricted stock unit awards	Sep. 30, 2011 Restricted stock unit awards	Sep. 27, 2013 Performance Share Awards	Sep. 28, 2012 Performance Share Awards	Sep. 30, 2011 Performance Share Awards	Sep. 28, 2012 Deferred stock Units	Sep. 25, 2009 Deferred stock Units	Dec. 28, 2012 Deferred stock Units	Sep. 27, 2013 Deferred stock Units and dividend equivalent units	Sep. 28, 2012 Deferred stock Units and dividend equivalent units	Sep. 30, 2011 Deferred stock Units and dividend equivalent units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share awards, vesting dependent on passage of time, vesting period	4 years
Restricted share awards, vesting dependent on performance, vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested
Non-vested share awards at beginning of period (in shares)	5,164,283			0					1,100,000
Non-vested share awards granted (in shares)	1,366,929			897,197			1,000,000
Non-vested share awards vested (in shares)	(2,118,908)			0
Non-vested share awards forfeited (in shares)	(443,177)			(41,355)
Non-vested share awards, Conversion of performance share units to restricted stock units (in shares)				855,842
Post-separation unvested share awards at end of period (in shares)	3,969,127	5,164,283			0				1,100,000
Non-vested shares, weighted-average grant-date fair value at beginning of period (in dollars per share)	$ 20.24			$ 0.00
Non-vested shares granted, weighted-average grant-date fair value (in dollars per share)	$ 27.66	$ 45.54	$ 37.90	$ 30.36	$ 48.86	$ 41.37
Non-vested shares vested, weighted-average grant-date fair value (in dollars per share)	$ 18.49			$ 0.00
Non-vested shares forfeited, weighted-average grant-date fair value (in dollars per share)	$ 20.76			$ 30.36
Non-vested shares, Conversion of performance share units to restricted units, weighted-average grant-date fair value (in dollars per share)				$ 30.36
Post-separation un-vested shares, weighted-average grant-date fair value at end of period (in dollars per share)	$ 22.63	$ 20.24			$ 0.00
Award vesting period								3 years
Total fair value of awards vested during the period	$ 64	$ 90	$ 62		$ 25					$ 0	$ 1	$ 1
Total unrecognized compensation cost related to non-vested awards	$ 47			$ 15
Weighted-average period for recognizing compensation cost related to non-vested options	2 years 1 month 6 days			2 years